Fresh Start Accounting - Net Cash Contribution (Details) - USD ($) $ in Thousands	Sep. 01, 2019	May 24, 2019
Fresh-Start Adjustment [Line Items]
Equity rights offering proceeds from Noteholders	$ 177,000
Equity rights offering proceeds from Ascent Capital	23,000	$ 23,000
Net cash contribution	3,604
Predecessor Credit Facility
Fresh-Start Adjustment [Line Items]
Payment of Predecessor principal and interest	(165,619)
Predecessor DIP Facility
Fresh-Start Adjustment [Line Items]
Payment of Predecessor principal and interest	(28,570)
Predecessor Senior Notes
Fresh-Start Adjustment [Line Items]
Payment of Predecessor principal and interest	$ (2,207)